Certain transactions (Tables)	12 Months Ended
Dec. 31, 2019
And Co. Ventures Inc
Schedule of Fair Value of Acquired Assets and Assumed Liabilities

Cash	$574
Deposit(1)	20
Other(1)	9
Developed technology(2)	1,320
Customer relationships(3)	1,060
Trade name(4)	610
Goodwill(5)	1,381
Total acquired assets	4,974
Accrued expenses and other(1)	84
Total assumed liabilities	84
Net assets acquired	$4,890
(1)	As of the acquisition date fair value approximated the book value.
(2)	The estimated amortization period of developed technology is five years.
(3)	The estimated amortization period of customer relationships is three years.
(4)	The estimated amortization period of trade name is ten years.
(5)

Goodwill is largely attributable to expected synergies following the acquisition, as well as future economic benefits arising from other assets acquired that could not be separately recognized at this time. Goodwill is not deductible for tax purposes.

Clear Voice, Inc.
Schedule of Fair Value of Acquired Assets and Assumed Liabilities

Cash	$369
Accounts receivables and other receivables(1)	523
Developed technology(2)	2,600
Customer relationships(3)	1,600
Trade name(4)	560
Goodwill(5)	9,859
Total acquired assets	15,511
Trade payable(1)	91
Accrued expenses and other payables(1)	844
Total assumed liabilities	935
Net assets acquired	$14,576
(1)	As of the acquisition date fair value approximated the book value.
(2)	The estimated amortization period of developed technology is five years.
(3)	The estimated amortization period of customer relationships is three years.
(4)	The estimated amortization period of trade name is five years.
(5)

Goodwill is largely attributable to expected synergies following the acquisition, as well as future economic benefits arising from other assets acquired that could not be separately recognized at this time. Goodwill is not deductible for tax purposes.

Schedule of Fair Value of Consideration Transferred

Cash paid	$11,786
Fair-value of contingent consideration	4,240
Retention bonus	(1,450)
Total fair value of consideration transferred	$14,576